Other provisions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee related provisions £m	Other provisions £m	Total £m

At 1 January 2021	320	860	326	253	1,759

Exchange adjustments	2	(18)	(8)	(4)	(28)

Charge for the year	117	383	81	119	700

Reversed unused	(75)	(151)	(11)	(36)	(273)

Unwinding of discount	–	2	–	–	2

Utilised	(168)	(389)	(65)	(28)	(650)

Reclassifications and other movements	–	(8)	(1)	(3)	(12)

Transfer to Pension obligations	–	(27)	–	–	(27)

At 31 December 2021	196	652	322	301	1,471

To be settled within one year	160	545	66	70	841

To be settled after one year	36	107	256	231	630

At 31 December 2021	196	652	322	301	1,471